Segment information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information
21. Segment information:

Effective January 2020, the Company modified the reporting of business segments to allow for increased transparency into the Company's customer channels and the respective products the Company sells to those customers. Accordingly, from that date, all product information and other technology related activities previously reported under the Transportation segment have been disaggregated into two segments, OEM and IAM. All comparative figures presented have been revised to reflect this change. Under this organizational structure, the Company manages and reports the results of its business through four segments: OEM, IAM, the CWI Joint Venture, and Corporate. This reflects the manner in which operating decisions and assessing business performance is currently managed by the Chief Operating Decision Maker ("CODM"). The financial information for the business segments evaluated by the CODM includes the results of CWI as if they were consolidated, which is consistent with the way the Company manages its business segments. As CWI is accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated matters.

The 2019 comparative figures have been revised to reflect the change in business segments.

Financial information by business segment as follows:

	Year ended December 31, 2020
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income (loss)
OEM	$149,632	$(21,214)	$8,225	$273
IAM	102,865	6,624	5,562	—
Corporate	—	(7,399)	247	23,774
CWI - 50%	161,740	30,462	120	—
Total segment	414,237	8,473	14,154	24,047
Less: CWI - 50%	(161,740)	(30,462)	(120)	—
Total consolidated	$252,497	$(21,989)	$14,034	$24,047

	Year Ended December 31, 2019
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$164,692	$(12,746)	$9,510	$155
IAM	140,646	11,882	6,605	—
Corporate	—	(20,529)	225	26,586
CWI - 50%	180,885	34,214	45	—
Total segment	486,223	12,821	16,385	26,741
Less: CWI - 50%	(180,885)	(34,214)	(45)	—
Total consolidated	$305,338	$(21,393)	$16,340	$26,741
Discontinued operations	$—	$(147)	$—	$—
21. Segment information (continued):

	Years ended December 31,
	2020	2019
Total additions to long-lived assets, excluding business combinations:
OEM	$2,477	$2,868
IAM	3,403	5,386
Corporate	1,243	606
CWI - 50%	—	—
Total Segment	7,123	8,860
Less: CWI - 50%	—	—
Total consolidated	$7,123	$8,860
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions. Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total revenue
	Years ended December 31,
	2020	2019
Europe	70%	68%
Americas	13%	17%
Asia	9%	8%
Other	8%	7%

During the year ended December 31, 2020, total revenue of $51,580 (2019 - $33,947), or 20% (2019 - 11%) of total revenue, was generated from our HPDI OEM launch partner.

As at December 31, 2020, total goodwill of $3,397 (December 31, 2019 - $3,110) was allocated to the OEM segment.

As at December 31, 2020, total long-term investments of $12,838 (December 31, 2019 - $9,850) were allocated to the Corporate segment and $1,116 (December 31, 2019 - $737) to the OEM segment.
21. Segment information (continued):

Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2020	2019
OEM	$148,959	$132,179
IAM	156,967	119,769
Corporate	40,337	27,978
CWI - 50%	61,461	56,913
Total segment assets	407,724	336,839
Less: CWI - 50%	(61,461)	(56,913)
Total consolidated assets	$346,263	$279,926
The Company’s long-lived assets consist of property, plant and equipment (fixed assets), intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2020	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$24,490	$11,613	$36,103
Canada	28,557	171	28,728
United States	719	—	719
Rest of Europe	3,713	3,397	7,110
Asia Pacific	633	—	633
Total	58,112	15,181	73,293
Less: equity investee long-lived assets	(605)	—	(605)
Total consolidated long-lived assets	$57,507	$15,181	$72,688

December 31, 2019	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$22,534	$12,883	$35,417
Canada	31,909	192	32,101
United States	951	—	951
Rest of Europe	3,423	3,110	6,533
Asia Pacific	883	—	883
Total	59,700	16,185	75,885
Less: equity investee long-lived assets	(844)	—	(844)
Total consolidated long-lived assets	$58,856	$16,185	$75,041